Supplemental pension plans (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental pension plans (Tables) [Abstract]
In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and administrators, including health insurance, dental care, life and personal accident insurance, and professional training

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and administrators, including health insurance, dental care, life and personal accident insurance, and professional training. These expenses, including the aforementioned contributions, totaled the amount of R$ 5,594,368 thousand in the year ending December 31, 2017 (2016 - R$ 3,826,715 thousand).

	R$ thousand
	Years ended December 31
	2017	2016
(i) Projected benefit obligations:
At the beginning of the year	2,141,393	1,162,005
Balance from an acquired institution	-	761,119
Cost of current service	186	(1,077)
Interest cost	227,980	181,595
Participant's contribution	1,197	2,831
Actuarial gain/(loss)	144,624	182,762
Benefit paid	(192,042)	(147,842)
At the end of the year	2,323,338	2,141,393

(ii) Plan assets comprise:
At the beginning of the year	2,127,872	1,047,782
Balance from an acquired institution	-	883,858
Expected earnings	423,546	307,728
Contributions received:
Employer	14,957	33,515
Employees	1,197	2,831
Benefit paid	(192,043)	(147,842)
At the end of the year	2,375,529	2,127,872

(iii) Financial position:
Plans in deficit	(149,571)	(130,293)
Plans in surplus	201,762	116,772
Net balance	52,191	(13,521)

The net cost/(benefit) of the pension plans

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2017	2016	2015
Projected benefit obligations:
Cost of service	186	(1,077)	(579)
Cost of interest on actuarial obligations	227,980	181,595	133,385
Expected earnings from the assets of the plan	(227,360)	(174,937)	(120,960)
Net cost/(benefit) of the pension plans	806	5,581	11,846

Benefit obligations and net periodic benefit cost

Benefit obligations and net periodic benefit cost for the years 2017 and 2016 for our subsidiaries, were determined using the following assumptions:

On December 31
	2017	2016
Discount rate (1)	8.5% - 10% p.a.	11.1% p.a.
Expected long-term rate of return on the assets	8.5% - 10% p.a.	11.1% p.a.
Increase in salary levels	4.3% p.a.	4.8% p.a.

(1)    In 2017, considering an inflation rate of 4.3% p.a. and a real discount rate of 4.0% - 5.5% p.a. (2016 - 4.8% and 6.0% p.a., respectively).

The assets of pension plans

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	On December 31		On December 31		On December 31		On December 31
	2017	2016	2017	2016	2017	2016	2017	2016
Asset categories
Equities	-	-	4.7%	3.9%	-	-	17.3%	18.8%
Fixed income	92.7%	93.1%	90.6%	91.3%	100.0%	100.0%	82.7%	81.2%
Real estate	5.7%	5.3%	2.6%	2.7%	-	-	-	-
Other	1.6%	1.6%	2.1%	2.1%	-	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The sensitivity analysis of the benefit plan obligations

Below is the sensitivity analysis of the benefit plan obligations, showing the impact on the actuarial exposure (8.5 - 10.0% p.a.) assuming a 1 b.p. change in the discount rate:

Discount rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
9.5% - 11.0% p.a.	Increase of 1 p.p.	reduction	(256,532)
7.5% - 9.0% p.a.	Decrease of 1 b.p.	increase	303,154